Private Placement (Details) - SPRING VALLEY ACQUISITION CORP - USD ($)			4 Months Ended
	Nov. 28, 2020	Nov. 27, 2020	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Warrant, proceeds			$ 8,900,000
Shares per warrant		1
Exercise price of warrant		$ 11.50		$ 1.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant					$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Securities called by warrant	8,900,000	8,900,000			8,900,000
Warrant price (in dollars)		$ 1
Warrant, proceeds	$ 8,900,000	$ 8,900,000
Shares per warrant				1	1
Exercise price of warrant		$ 1.00			$ 1.00